Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Cumulative Effect, Period of Adoption, Adjustment	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Total Parent Equity	Total Parent Equity Cumulative Effect, Period of Adoption, Adjustment	Non- controlling Interests in Subsidiaries
Beginning balance (in shares) at Dec. 31, 2016			148,410,422
Beginning balance at Dec. 31, 2016	$ 3,207,356		$ 148,410	$ 56,605	$ (1,013,021)		$ 4,001,734		$ 3,193,728		$ 13,628
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	616,757						616,757		616,757
Other comprehensive (loss) income, net of tax	160,429				160,429				160,429
Cash dividends declared	(396,891)						(396,891)		(396,891)
Share-based awards exercised, including tax benefit (in shares)			131,232
Share-based awards exercised, including tax benefit	(5,239)		$ 132	(5,371)					(5,239)
Share-based compensation	16,892			16,892					16,892
Purchase of stock (in shares)			(1,889,039)
Purchase of stock	(173,524)		$ (1,889)				(171,635)		(173,524)
Noncontrolling interest activities	38,376										38,376
Ending balance (in shares) at Dec. 31, 2017			146,652,615
Ending balance at Dec. 31, 2017	3,464,156		$ 146,653	68,126	(852,592)		4,049,965		3,412,152		52,004
Ending balance (Accounting Standards Update 2014-09) at Dec. 31, 2017		$ (5,843)						$ (5,843)		$ (5,843)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	810,474						810,474		810,474
Other comprehensive (loss) income, net of tax	(262,486)				(262,486)				(262,486)
Cash dividends declared	(422,352)						(422,352)		(422,352)
Share-based awards exercised, including tax benefit (in shares)			235,058
Share-based awards exercised, including tax benefit	(10,227)		$ 235	(10,462)					(10,227)
Share-based compensation	20,716			20,716					20,716
Purchase of stock (in shares)			(951,060)
Purchase of stock	(91,983)		$ (951)				(91,032)		(91,983)
Noncontrolling interest activities	(30,464)										(30,464)
Ending balance (in shares) at Dec. 31, 2018			145,936,613
Ending balance at Dec. 31, 2018	3,471,991		$ 145,937	78,380	(1,115,078)		4,341,212		3,450,451		21,540
Ending balance (Accounting Standards Update 2018-02) at Dec. 31, 2018		0				$ (122,526)		122,526
Ending balance (Accounting Standards Update 2016-02) at Dec. 31, 2018		$ 4,797						$ 4,797		$ 4,797
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	621,085						621,085		621,085
Other comprehensive (loss) income, net of tax	96,296				96,296				96,296
Cash dividends declared	$ (444,372)						(444,372)		(444,372)
Share-based awards exercised, including tax benefit (in shares)	922,000		240,568
Share-based awards exercised, including tax benefit	$ (11,413)		$ 240	(11,653)					(11,413)
Share-based compensation	32,050			32,050					32,050
Purchase of stock (in shares)			(799,023)
Purchase of stock	(74,187)		$ (799)				(73,388)		(74,187)
Noncontrolling interest activities	(747)										(747)
Ending balance (in shares) at Dec. 31, 2019			145,378,158
Ending balance at Dec. 31, 2019	$ 3,695,500		$ 145,378	$ 98,777	$ (1,141,308)		$ 4,571,860		$ 3,674,707		$ 20,793